J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Hedged Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated November 1, 2024

to the current Summary Prospectuses and Prospectuses

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Hamilton Reiner	2018	Managing Director
Piera Elisa Grassi	2020	Managing Director
Nicholas Farserotu	2020	Vice President
Winnie Cheung	2020	Vice President
Matt Bensen	2024	Vice President
Judy Jansen	2024	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — International Hedged Equity Fund” section of each Prospectus is hereby deleted in its entirety and replaced with the following:

International Hedged Equity Fund

The Fund utilizes a team-based portfolio management approach. Piera Elisa Grassi, a Managing Director of JPMIM, is responsible for managing the Fund’s long portfolio investment process by utilizing proprietary research, risk management techniques and individual security selection to construct the Fund’s portfolio. Ms. Grassi is the lead portfolio manager for the International Research Enhanced strategies within the International Equity Group, based in London. An employee since 2004, Ms. Grassi was previously a portfolio manager and quantitative analyst. Prior to joining JPMIM or its affiliates (or one of their predecessors), Ms. Grassi was a bond quantitative analyst and risk analyst at Foreign and Colonial Asset Management. Before this, she worked for BARRA in London, focusing on equity risk management and portfolio construction. Ms. Grassi obtained a Laurea from Bocconi University in Milan. Hamilton Reiner, a Managing Director of JPMIM, is responsible for implementing the Fund’s overlay options strategy and for providing insight with respect to the impact to the options strategy of purchasing certain securities. Mr. Reiner has been the head of Equity Derivatives at JPMIM since 2012. He joined JPMorgan Chase in 2009 and from 2009 to 2012, he was a portfolio manager and head of Equity Derivatives at JPMorgan Chase. Prior to joining the firm, Mr. Reiner was head of the Equity Long/Short Prime Brokerage platform at Barclays Capital. Mr. Reiner has been a portfolio manager of the Fund since 2018. Nicholas Farserotu, a Vice President, is a portfolio manager within the International Equity Group focusing on the International Research Enhanced strategies. An employee since 2015, Mr. Farserotu was previously an investment analyst at SphereInvest Group in Geneva. Mr. Farserotu obtained an MSc. in Financial Engineering from Imperial College London (with Distinction) and also holds an MSc. and a BSc. in Economics from the University of Geneva. He is a CFA charterholder. Winnie Cheung, a Vice President, is a portfolio manager in the International Equity Group focusing on the International Research Enhanced strategies. An employee since 2012, Ms. Cheung was previously a performance analyst. Ms. Cheung obtained a MSc. in Finance from Cass Business School in London. An employee since 2015, Mr. Bensen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2019. Prior to assuming this role, Mr. Bensen worked as an analyst for J.P. Morgan’s U.S. Equity Value portfolio management team from

SUP-IHEPM-1124

2015 to 2019, where he conducted daily portfolio implementation and analytics. He is a CFA charterholder. An employee since 2015, Ms. Jansen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2022. Prior to assuming this role, Ms. Jansen was a U.S. Equity Investment Specialist, co-leading the Equity Options-based portfolios and responsible for the U.S. Equity Core strategies from 2018 to 2022. Ms. Jansen began her career at J.P. Morgan as an analyst for the U.S. Equity Value portfolio management team. She is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Hedged Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated November 1, 2024

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Hedged Equity Fund
Hamilton Reiner	9	65,102,985	5	544,574	0	0
Piera Elisa Grassi	2	5,086,504	16	11,906,824	8	5,611,242
Nicholas Farserotu	2	5,086,504	7	2,978,369	7	2,789,029
Winnie Cheung	2	5,086,504	7	2,544,368	7	2,789,029
Matthew Bensen*	0	0	1	133,434	0	0
Judy Jansen*	0	0	1	133,434	0	0

*	As of 6/30/24

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Hedged Equity Fund
Hamilton Reiner	0	0	0	0	0	0
Piera Elisa Grassi	0	0	0	0	2	843,500
Nicholas Farserotu	0	0	0	0	1	242,050
Winnie Cheung	0	0	0	0	1	242,050
Matthew Bensen*	0	0	0	0	0	0
Judy Jansen*	0	0	0	0	0	0

*	As of 6/30/24

SUP-SAI-IHEPM-1124

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Hedged Equity Fund
Hamilton Reiner		X
Piera Elisa Grassi	X
Nicholas Farserotu	X
Winnie Cheung	X
Matthew Bensen*	X
Judy Jansen*		X

*	As of 6/30/24

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE